Notes payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable - Schedule of Notes Payable	Notes payable consisted of the following:
	As at December 31,	As at December 31,
USD'000	2022	2021
Short-term loan	4,121	4,122
Short-term loan from shareholders	75	84
Total notes payable	4,196	4,206